Stockholders Equity Note	12 Months Ended
Mar. 31, 2014
Stockholders Equity Note [Abstract]
Stockholders Equity Note Disclosure Text Block

8. Stockholders' Equity

Preferred Stock — The Company has authorized three classes of preferred stock consisting of 200,000 shares of Six Percent (6%) Voting Cumulative Preferred Stock, par value $0.25 (“6% Preferred”); 30,000 shares of Preferred Stock Without Par Value to be issued in series by the Board of Directors, none of which are currently designated or outstanding; and 8,200,000 shares of Preferred Stock with $.025 par value, Class A, to be issued in series by the Board of Directors (“Class A Preferred”). The Board of Directors has designated four series of Class A Preferred including 10% Cumulative Convertible Voting Preferred Stock—Series A (“Series A Preferred”); 10% Cumulative Convertible Voting Preferred Stock—Series B (“Series B Preferred”); Convertible Participating Preferred Stock; and Convertible Participating Preferred Stock, Series 2003. A fifth series of Class A Preferred designated Convertible Participating Preferred Stock, Series 2006, was issued as part of consideration of the purchase price in the Signature Fruit acquisition and was converted to Class A Common Stock in May 2010.

The Convertible Participating Preferred Stock and Convertible Participating Preferred Stock, Series 2003 are convertible at the holders' option on a one-for-one basis into shares of Class A Common Stock, subject to antidilution adjustments. These series of preferred stock have the right to receive dividends and distributions at a rate equal to the amount of any dividends and distributions declared or made on the Class A Common Stock. No dividends were declared or paid on this preferred stock in fiscal 2014, 2013 or 2012. In addition, these series of preferred stock have certain distribution rights upon liquidation. Upon conversion, shares of these series of preferred stock become authorized but unissued shares of Class A Preferred and may be reissued as part of another series of Class A Preferred. As of March 31, 2014, the Company has an aggregate of 6,451,309 shares of non-designated Class A Preferred authorized for issuance.

The Convertible Participating Preferred Stock has a liquidation preference of $12 per share and a stated value of $11.931 per share. There were 90,901 shares outstanding as of March 31, 2014 after conversions of 1,061 shares into Class A common Stock during the year. The Convertible Participating Preferred Stock, Series 2003 was issued as partial consideration of the purchase price in the Chiquita Processed Foods acquisition. The 967,742 shares issued in that 2003 acquisition were valued at $16.60 per share which represented the then market value of the Class A Common Stock into which the preferred shares were immediately convertible. This series has a liquidation preference of $15.50 per share and has 257,790 shares outstanding as of March 31, 2014 after conversion of 5,000 shares into Class A common Stock during the year. The Convertible Participating Preferred Stock, Series 2006 was issued as partial consideration of the purchase price in the Signature Fruit acquisition. The 1,025,220 shares issued in that acquisition were valued at $24.385 per share which represented the then market value of the Class A Common Stock into which the preferred shares were immediately convertible. All 1,025,220 shares were converted into Class A Common Stock in May 2010.

There are 407,240 shares of Series A Preferred outstanding as of March 31, 2014 which are convertible into one share of Class A Common Stock and one share of Class B Common stock for every 20 shares of Series A Preferred. There are 400,000 shares of Series B Preferred outstanding as of March 31, 2014 which are convertible into one share of Class A Common Stock and one share of Class B Common Stock for every 30 shares of Series B preferred. There are 200,000 shares of 6% Preferred outstanding as of March 31, 2014 which are callable at their par value at any time at the option of the Company. The Company paid dividends of $20,000 on the Series A and Series B Preferred and $3,000 on the 6% Preferred during each of fiscal 2014, 2013 and 2012.

Common Stock — The Class A Common Stock and the Class B Common Stock have substantially identical rights with respect to any dividends or distributions of cash or property declared on shares of common stock, and rank equally as to the right to receive proceeds on liquidation or dissolution of the Company after payment of the Company's indebtedness and liquidation right to the holders of preferred shares. However, holders of Class B Common Stock retain a full vote per share, whereas the holders of Class A Common Stock have voting rights of 1/20th of one vote per share on all matters as to which shareholders of the Company are entitled to vote. During 2014, there were 108 shares, or $4,000 of Class B Common Stock issued in lieu of cash compensation under the Company's Profit Sharing Bonus Plan.

Unissued shares of common stock reserved for conversion privileges of designated non-participating preferred stock were 33,695 of both Class A and Class B as of March 31, 2014 and 2013. Additionally, there were 348,691 and 354,752 shares of Class A reserved for conversion of the Participating Preferred Stock as of March 31, 2014 and 2013, respectively.

Treasury Stock — During 2014, the Company repurchased $0.7 million or 20,186 shares of its Class A Common Stock. As of March 31, 2014, there is a total of $4.0 million or 150,710 shares of repurchased stock. These shares are not considered outstanding. The Company contributed $2.0 million or 66,756 treasury shares for the 401 (k) match described in Note 9 Retirement Plans. In addition, on August 30, 2012 the Company repurchased 864,334 shares of Class A Common Stock in a Board approved transaction outside of the Company's share repurchase program for $25.9 million. All shares were repurchased as Treasury Stock and are not considered outstanding.